Cover	Jul. 20, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	client mad edits
Document Period End Date	Jul. 20, 2026
Entity File Number	000-56332
Entity Registrant Name	Hawkeye Systems, Inc.
Entity Central Index Key	0001750777
Entity Tax Identification Number	83-0799093
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	7401 Carmel Executive Park Drive
Entity Address, Address Line Two	Suite 315
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28226
City Area Code	(800)
Local Phone Number	576-4953
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false